Other Current Assets and Non-Current Assets	6 Months Ended
Jun. 30, 2025
Other Current Assets and Non-Current Assets [Abstract]
OTHER CURRENT ASSETS AND NON-CURRENT ASSETS

8. OTHER CURRENT ASSETS AND NON-CURRENT ASSETS

Other current assets consisted of the following:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited）
Value-added tax recoverable	8,061	8,816	1,231
Loans to third parties (i)	21,305	20,320	2,837
Deposits	4,590	3,111	435
Staff advances	708	3,572	498
Others	705	1,700	237
Less: Allowance for expected credit losses	(6,337)	(6,307)	(881)
	29,032	31,212	4,357

(i)

In January 2023, LY New Energy, Youpin, Youxu Zibo and HN Youxu, respectively, entered into an one-year loan agreement signed annually with Shanghai Huazhen Construction Engineering Co., Ltd (“SH Huazhen”), pursuant to which LY New Energy, Youpin, Youxu Zibo and HN Youxu were entitled to borrow a total loan amount of RMB12,560 (US$1,769) with free interest rate for working capital needs of SH Huazhen. As of June 30, 2025, the balance of loans to SH Huazhen is RMB11,452 (US$1,599). SH Huazhen has provided assurances regarding the repayment schedule of the relevant borrowings, committing to fully settle all outstanding liabilities within one year. As of June 30, 2025, Huazhen has repaid RMB 1,322 (US$185).

In December 2023, Youguan Financial Leasing entered into a one-year loan agreement with Cao Yue, Gong Hua and He Guangquan for revolving loan quota, each quota of RMB2.4 million, pursuant to which Youguan Financial Leasing were entitled to borrow a total loan amount of RMB3,000 with free interest rate. As of this period, the loan balance is RMB628 (US$88).

An analysis of the doubtful accounts was as follows:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited）
Balance at beginning of the period	(2,488)	(6,337)	(886)
Additional (allowance)/reversal for doubtful accounts	(3,849)	30	5
Balance at the end of the period	(6,337)	(6,307)	(881)

Other non-current assets consisted of the following:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Loans to third parties (ii)	81,552	80,059	11,176
Long-term deferred expenses(iii)	181	154	20
	81,733	80,213	11,196

(ii)	On March 31, 2023, the Company entered into a five-year loan agreement with Worthy Credit Limited (“Worthy Credit”), pursuant to which the Company provides a loan of $5,000 to Worthy Credit bearing an interest rate of 2% per annual. Worthy Credit shall provide loan services to the Company’s customers who purchase the Company’s products sold in HK. As a result, the Company shall expect to promote its sourcing services, product sales as well as battery-swapping services in HK area. Consequently, the loan is not yet to be granted to any customers due to the fact that the Company’s vehicle product is still at certification stage and there is no contract entered into yet with any dealers or purchasers of battery swapping stations. However, the Group’s first batch of battery swap station equipment has been successfully delivered to Hong Kong, with substantive cooperation established with local enterprises regarding equipment installation and operational management. Consequently, the Group anticipates that the project’s progress will align with initial expectations, and the collaborative business with Worthy Credit is expected to proceed.

In April 2023, the Group entered into a cooperation agreement with Richness Fortune Credit (HK) Company Limited (“Richness”), whereby the Group agreed to provide a $6,000 loan to facilitate Richness’ identification of potential investment targets. However, due to persistent weakness in the primary investment market, the investment opportunities presented by Richness failed to meet management’s expectations, resulting in the funds remaining unutilized. Subsequently, in 2024, the Group and Richness executed an amendment agreement that: Extends the cooperation term through December 2028; Implements an annual interest charge of $600,000, commencing in 2025.

(iii)	On September 11, 2024, Youxu Zibo entered into a design service contract with Shanghai Kunying Technology Co., Ltd. for battery swap station projects. Under the agreement, design service costs are recognized in accordance with the construction progress of the respective battery swap stations. Costs related to uncompleted stations that have not passed final inspection are capitalized as long-term deferred expenses. As of June 30, 2025, the Company had RMB 154 in unamortized design fees capitalized under long-term deferred expenses.